Pension Plans- Projected Benefit Obligations, Plan Assets and Funded Status (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets at beginning of year	$ 6,974
Fair value of plan assets at end of year	7,246	$ 6,974
U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of year	5,978	7,130
Service cost	84	100	$ 32
Interest cost	287	287	70
Benefits paid	(518)	(316)
Actuarial losses / (gains)	1,160	(778)
Plan amendments	16	9
Currency	0	0
Settlements	(13)	(512)
Curtailments	0	(3)
Special termination benefits	0	61
Other	0	0
Benefit obligation at end of year	6,994	5,978	7,130
Fair value of plan assets at beginning of year	5,721	5,460
Actual return on plan assets	629	654
Contributions	145	435
Currency	0	0
Settlements	(13)	(512)
Fair value of plan assets at end of year	5,964	5,721	5,460
Net pension liability recognized at end of year	(1,030)	(257)
Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation at beginning of year	1,267	1,418
Service cost	14	21	12
Interest cost	55	55	32
Benefits paid	(80)	(79)
Actuarial losses / (gains)	153	(47)
Plan amendments	0	0
Currency	(101)	(98)
Settlements	0	0
Curtailments	0	(9)
Special termination benefits	0	1
Other	4	5
Benefit obligation at end of year	1,312	1,267	1,418
Fair value of plan assets at beginning of year	1,253	1,089
Actual return on plan assets	194	144
Contributions	16	181
Currency	(101)	(82)
Settlements	0	0
Fair value of plan assets at end of year	1,282	1,253	$ 1,089
Net pension liability recognized at end of year	$ (30)	$ (14)